Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

8.    GOODWILL AND INTANGIBLE ASSETS

Goodwill

	Search Services	Transaction Services excluding Qunar	Qunar	iQiyi	Total
	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Balance at December 31, 2012	125,275	—	2,293,007	1,459,282	3,877,564
Goodwill acquired	10,340,893	816,985	—	1,828,912	12,986,790
Foreign currency translation adjustment	(4)	—	—	—	(4)

Balance at December 31, 2013	10,466,164	816,985	2,293,007	3,288,194	16,864,350

Goodwill acquired	133,509	433,119	—	(12,087)	554,541
Foreign currency translation adjustment	4	—	—	—	4

Balance at December 31, 2014	10,599,677	1,250,104	2,293,007	3,276,107	17,418,895

Goodwill acquired	222,987	46,692	—	—	269,679
Goodwill disposed in Ctrip transaction (Note 4)	—	—	(2,293,007)	—	(2,293,007)
Foreign currency translation adjustment	6	—	—	—	6

Balance at December 31, 2015	10,822,670	1,296,796	—	3,276,107	15,395,573

Balance at December 31, 2015, in US$	1,670,732	200,191	—	505,744	2,376,667

Intangible Assets

Finite-lived intangible assets

	As of December 31, 2014
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
	(In thousands)
Land use right	519,474	(37,357)	482,117
Customer relationships	693,712	(304,208)	389,504
Software	519,239	(274,818)	244,421
Trademarks	916,735	(189,588)	727,147
User list	854,467	(452,730)	401,737
Licensed copyrights of video contents	1,768,141	(935,238)	832,903
Others	695,562	(213,929)	481,633

	5,967,330	(2,407,868)	3,559,462

	As of December 31, 2015
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
	(In thousands)
Land use right	464,165	(44,428)	419,737	64,796
Customer relationships	472,013	(364,310)	107,703	16,626
Software	513,470	(352,099)	161,371	24,911
Trademarks	613,032	(144,983)	468,049	72,254
User list	699,872	(497,283)	202,589	31,274
Licensed copyrights of video contents	3,039,164	(1,478,285)	1,560,879	240,959
Others	776,522	(375,797)	400,725	61,862

	6,578,238	(3,257,185)	3,321,053	512,682

The Company recognized impairment loss on intangible assets of RMB4.62 million, RMB1.63 million and nil for the years ended December 31, 2013, 2014 and 2015, respectively. Amortization expense of intangible assets for the years ended December 31, 2013, 2014 and 2015 was RMB949.85 million, RMB1.59 billion and RMB2.97 billion (US$459.21 million), respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
	(In thousands)
For the years ending December 31,
2016	1,270,794	196,177
2017	502,510	77,574
2018	297,853	45,981
2019	124,432	19,209
2020	95,543	14,749

Indefinite-lived intangible assets

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Domain names	9,360	9,360	1,445
Trademarks	5,537	4,206	649

	14,897	13,566	2,094